United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/13

Date of Reporting Period: 06/30/13

Item 1. Reports to Stockholders

Annual Shareholder Report
June 30, 2013
Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended June 30, 2013, was 5.99%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund's broad-based securities market index, was 7.64% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of any index.
MARKET OVERVIEW
The leveraged loan market generated attractive total returns during the reporting period driven by several factors. The U.S. economy continued to grow at a modest pace, encouraged by substantial fiscal and monetary policy stimuli including low interest rates, monetary easing by the Federal Reserve (dubbed “Quantitative Easing III”) and considerable deficit spending by the federal government. These policies were offset to some degree by the actual or feared costs imposed upon the economy by increased governmental regulation. Indications of success in resolving structural issues in various European economies also helped. These factors led to improving earnings and strong cash flows for leveraged loan borrowers which, when combined with moderate balance sheet leverage compared to previous cycles, resulted in very strong corporate credit conditions. As a result, default activity remained below long-term median levels. Trailing 12-month leveraged-loan defaults as of June 30, 2013, totaled just 1.82% of outstanding par value compared to 2.85% from 1995 through June 2012, according to Credit Suisse. Improvement in economic statistics including slow progress in housing and job creation led to a decline in the spread between the CSLLI and three-month London Interbank Offer Rate (LIBOR)2 (as measured by a three-year discount margin) from 6.02% on June 30, 2012, to 5.21% on June 30, 2013. A lessening of concerns about European bank and governmental finance led to a decrease in LIBOR from 46 basis points on June 30, 2012, to 27 basis points on June 30, 2013.
Fund Performance
During the reporting period, the Fund invested in a portfolio of floating-rate bank loans, floating-rate corporate notes and cash that was widely diversified over industry sectors and issuers. The Fund's performance was hurt by underweights in the most aggressive subset of the “CCC” and “B” rated3 quality sectors (which exhibited the strongest performance in the period), an underweight in the Utility sector and by credit selection in the Media/Telecomm, Service and Food/Tobacco industries. The Fund's performance benefited by its underweight in the Aerospace industry and from security selection in the Automotive industry. Specific loans held by the Fund that were substantial underperformers included: Avaya, which provides enterprise communications equipment and services; Clear Channel, which owns broadcasting and outdoor advertising businesses; JC Penney, a retailer and Websense, a provider of web, data and e-mail security solutions. Notable outperformers in the portfolio were loans to Autoparts Holdings, a manufacturer of and distributor of aftermarket automotive parts; Freescale Semiconductor, a manufacturer of semiconductors; US FoodService, a food distributor; Carestream Health, a provider of medical imaging equipment and film; Misys, a software products provider; and TI Group Automotive, a manufacturer of fluid storage, transfer and delivery solutions for the automotive industry. There were no defaults in the portfolio during the reporting period.
1	The Credit Suisse Leveraged Loan Index (CSLLI) is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. The index is unmanaged, and it is not possible to invest directly in an index.
2	LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
3	Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bank Loan Core Fund (the “Fund”) from September 27, 2010 (start of performance) to June 30, 2013, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2
Average Annual Total Returns for the Period Ended 6/30/2013
1 Year	5.99%
Start of Performance*	5.54%
*	The Fund's start of performance date was September 27, 2010.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2013
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. It is not possible to invest directly in an index. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	16.6%
Health Care	12.5%
Retailers	8.3%
Media—Non-Cable	8.1%
Food & Beverage	7.0%
Consumer Products	5.0%
Industrial—Other	5.0%
Automotive	4.9%
Gaming	4.8%
Other[2]	25.3%
Cash Equivalents[3]	8.4%
Other Assets and Liabilities—Net[4]	(5.9)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CSLLI. Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
June 30, 2013
Principal Amount or Shares		Value
	FLOATING RATE LOANS—97.5%
	Aerospace/Defense—0.7%
$1,975,100	TransDigm, Inc., Term Loan—Institutional, 3.75%, 2/28/2020	$1,955,349
	Automotive—4.9%
2,000,000	Affinia Group, Inc., Term Loan—Institutional, 4.75%, 4/25/2020	1,997,500
1,500,000	Autoparts Holdings, Term Loan—Institutional, 10.50%, 1/29/2018	1,464,375
1,960,000	Chrysler Group LLC, Term Loan—Institutional, 4.25%, 5/24/2017	1,970,417
1,990,000	Remy International, Term Loan—Institutional, 4.25%, 3/5/2020	1,992,488
1,000,000	Schaeffler AG, Term Loan—Institutional, 4.25%, 1/27/2017	1,003,000
647,291	Schrader International, Inc., Term Loan—Institutional, 5.00%, 4/27/2018	649,718
841,461	Schrader International, Inc., Term Loan—Institutional, 5.00%, 4/27/2018	844,616
2,000,000	Tower Automotive Holdings, Term Loan—Institutional, 5.75%, 4/23/2020	2,021,260
1,462,500	United Components, Inc., Term Loan—Institutional, 5.50%, 7/26/2017	1,468,292
	TOTAL	13,411,666
	Building Materials—1.9%
1,000,000	American Builders & Contractors Supply Co. Inc., Term Loan—Institutional, 3.50%, 4/16/2020	994,625
1,980,000	Grohe Holding GMBH, Term Loan—Institutional, 5.00%, 5/18/2017	1,996,830
577,495	Nortek, Inc., Term Loan—Institutional, 5.25%, 4/26/2017	580,382
1,480,069	Roofing Supply Group, Term Loan—Institutional, 5.00%, 5/31/2019	1,477,294
	TOTAL	5,049,131
	Chemicals—2.6%
1,462,500	Omnova Solutions, Inc., Term Loan—Institutional, 4.25%, 5/31/2018	1,468,898
1,500,000	Oxea SARL, Term Loan—1st Lien, 4.25%, 11/15/2019	1,492,268
2,000,000	Oxea SARL, Term Loan—2nd Lien, 8.25%, 5/15/2020	2,000,000
1,995,000	US Coatings Acquisition, Inc., Term Loan—Institutional, 4.75%, 2/1/2020	1,998,252
	TOTAL	6,959,418
	Consumer Products—5.0%
2,995,000	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 5.00%, 10/1/2019	2,999,492
1,995,000	Apex Tool Group, Term Loan—Institutional, 4.50%, 2/1/2020	1,998,990
1,486,705	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	1,488,571
674,243	Prestige Brands Holdings, Inc., Term Loan—Institutional, 3.75%, 1/31/2019	679,016
497,500	ServiceMaster Co., Term Loan—Institutional, 4.25%, 1/31/2017	492,319
1,485,000	ServiceMaster Co., Term Loan—Institutional, 4.45%, 1/31/2017	1,473,558
477,575	Spectrum Brands Holdings, Inc., Term Loan—Institutional, 4.50%, 12/17/2019	479,963
1,468,977	SRAM LLC, Term Loan—Institutional, 4.01%, 4/10/2020	1,456,124
1,829,223	Visant Corp., Term Loan—Institutional, 5.25%, 12/22/2016	1,748,536
779,286	Wolverine World Wide, Inc., Term Loan—Institutional, 4.00%, 10/9/2019	785,372
	TOTAL	13,601,941
	Energy—2.4%
2,000,000	Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	1,967,510
3,000,000	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	2,992,500
1,000,000	EP Energy LLC, Term Loan—2nd Lien, 3.50%, 5/24/2018	993,335
500,000	Tesoro Corp., Term Loan—Institutional, 2.52%, 6/3/2016	500,775
	TOTAL	6,454,120
	Entertainment—2.2%
997,500	AMC Entertainment, Inc., Term Loan—Institutional, 3.50%, 4/30/2020	996,503
997,500	Cedar Fair LP, Term Loan—Institutional, 3.25%, 3/6/2020	1,001,864
995,000	Cinemark USA, Inc., Term Loan—Institutional, 3.20%, 12/18/2019	997,488
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Entertainment—continued
$962,526	Regal Cinemas, Inc., Term Loan—Institutional, 2.72%, 8/23/2017	$964,263
1,000,000	SeaWorld Entertainment, Inc., Term Loan—Institutional, 3.00%, 5/14/2020	992,320
1,010,366	Six Flags Theme Parks, Term Loan—Institutional, 4.00%, 12/20/2018	1,017,312
	TOTAL	5,969,750
	Financial Institutions—2.2%
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 4.19%, 5/13/2017	1,989,380
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 6.50%, 2/28/2019	1,980,830
1,990,000	TCW Group, Term Loan—Institutional, 4.00%, 12/20/2019	1,994,547
	TOTAL	5,964,757
	Food & Beverage—7.0%
61,707	Aramark Corp., Revolver—1st Lien, 3.70%, 7/26/2016	61,807
938,293	Aramark Corp., Term Loan—Institutional, 3.78%, 7/26/2016	939,813
1,000,000	Aramark Corp., Term Loan—Institutional, 3.78%, 7/26/2016	1,001,620
2,859,592	Del Monte Foods Co., Term Loan—Institutional, 4.00%, 3/8/2018	2,854,831
3,000,000	HJ Heinz Co., Term Loan—Institutional, 3.50%, 2/15/2020	3,003,240
1,347,959	Michael Foods, Inc., Term Loan—Institutional, 4.25%, 2/25/2018	1,357,786
3,000,000	Performance Food Group, Inc., Term Loan—Institutional, 6.25%, 10/29/2019	2,985,000
2,992,500	Pinnacle Foods Finance LLC, Term Loan—Institutional, 3.25%, 4/29/2020	2,979,034
4,000,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	3,967,000
	TOTAL	19,150,131
	Gaming—4.8%
1,441,643	Affinity Gaming LLC, Term Loan—Institutional, 5.50%, 11/9/2017	1,463,274
963,632	Ameristar Casinos, Inc., Term Loan—Institutional, 4.00%, 4/14/2018	966,441
1,000,000	Caesars Entertainment, Inc., Term Loan—Institutional, 4.44%, 1/28/2018	861,255
1,488,750	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.00%, 10/2/2018	1,488,750
533,333	Global Cash Access LLC, Term Loan—Institutional, 4.00%, 3/1/2016	534,667
995,000	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	990,647
1,785,225	Penn National Gaming, Inc., Term Loan—Institutional, 3.75%, 7/14/2018	1,795,749
987,500	Pinnacle Entertainment, Inc., Term Loan—Institutional, 4.00%, 3/19/2019	989,722
3,000,000	Seminole Tribe of Florida, Term Loan—Institutional, 3.03%, 4/29/2020	2,997,495
997,500	Station Casinos, Inc., Term Loan—Institutional, 5.00%, 3/1/2020	998,747
	TOTAL	13,086,747
	Health Care—12.5%
496,250	Alkermes, Inc., Term Loan—Institutional, 3.50%, 9/25/2019	492,320
1,980,037	Bausch & Lomb, Inc., Term Loan—Institutional, 4.00%, 5/17/2019	1,980,037
1,952,001	Biomet, Inc., Term Loan—Institutional, 3.96%, 7/25/2017	1,946,721
1,858,937	Carestream Health, Inc., Term Loan—Institutional, 5.00%, 6/7/2019	1,841,798
2,000,000	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	1,970,000
995,000	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 4.00%, 11/1/2019	997,930
1,174,445	DJO Finance LLC, Term Loan—Institutional, 4.75%, 9/15/2017	1,184,721
1,208,743	Emergency Medical Services Corp., Term Loan—Institutional, 4.00%, 5/25/2018	1,207,661
1,474,075	Grifols, Inc., Term Loan—Institutional, 4.25%, 6/1/2017	1,482,831
2,000,000	HCA, Inc., Term Loan—Institutional, 3.03%, 3/31/2017	1,993,130
973,731	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	954,865
1,488,750	Hologic, Inc., Term Loan—Institutional, 4.50%, 8/1/2019	1,495,166
1,466,381	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	1,466,015
1,132,268	Multiplan, Inc., Term Loan—Institutional, 4.00%, 8/18/2017	1,134,391
995,000	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.25%, 12/5/2018	998,020
1,991,246	Radnet, Inc., Term Loan—Institutional, 4.25%, 10/10/2018	1,996,224
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Health Care—continued
$2,992,500	Truven Health Analytics, Inc., Term Loan—Institutional, 4.50%, 5/23/2019	$2,990,645
493,750	United Surgical Partners International, Inc., Term Loan—Institutional, 4.25%, 4/19/2017	494,515
987,550	United Surgical Partners International, Inc., Term Loan—Institutional, 4.75%, 4/3/2019	986,938
3,000,000	Valeant Pharmaceuticals International, Inc., Term Loan - Institutional, 4.25%, 5/30/2020	2,993,625
1,461,703	Vanguard Health Holdings II, 3.75%, 1/29/2016	1,464,217
497,500	VWR Funding, Inc., Term Loan—Institutional, 4.19%, 4/3/2017	497,035
1,474,183	VWR Funding, Inc., Term Loan—Institutional, 4.45%, 4/3/2017	1,466,812
	TOTAL	34,035,617
	Industrial - Other—5.0%
1,750,000	Generac Power Systems, Term Loan—Institutional, 3.50%, 5/31/2020	1,741,250
995,395	Hillman Group, Inc., Term Loan—Institutional, 4.25%, 5/28/2017	996,640
1,995,000	Miliacron LLC, Term Loan—Institutional, 4.25%, 3/31/2020	1,996,247
1,990,000	Mirror Bidco/Dematic, Term Loan—Institutional, 5.25%, 12/18/2019	1,994,149
2,987,494	Silver II Borrower Sarl, Term Loan—Institutional, 4.00%, 12/13/2019	2,969,748
1,990,000	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 8/5/2018	1,992,895
1,990,000	WESCO International, Inc., Term Loan—Institutional, 4.50%, 12/12/2019	1,998,298
	TOTAL	13,689,227
	Lodging—1.1%
1,000,000	Four Seasons Holdings, Term Loan—Institutional, 6.252%, 12/27/2020	1,012,500
2,000,000	Four Seasons Holdings, Term Loan—Institutional, 4.25%, 6/27/2020	2,012,500
	TOTAL	3,025,000
	Media - Cable—2.7%
1,481,250	Cequel Communications Holdings, Term Loan—Institutional, 3.50%, 2/14/2019	1,472,570
2,000,000	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 4/10/2020	1,980,000
2,000,000	Kabel Deutschland GMBH, Term Loan—Institutional, 3.25%, 2/1/2019	1,998,300
2,000,000	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/7/2020	1,981,950
	TOTAL	7,432,820
	Media - Non-Cable—8.1%
3,000,000	Clear Channel Communications, Inc., Term Loan—Institutional, 7.02%, 1/30/2019	2,739,990
1,349,119	Crown Media Holdings, Inc., Term Loan—Institutional, 4.00%, 7/14/2018	1,348,262
1,429,038	Cumulus Media, Inc., Term Loan—Institutional, 4.50%, 9/16/2018	1,434,097
4,000,000	Emerald Expo Holdings, Inc., Term Loan—Institutional, 5.50%, 6/17/2020	3,995,000
1,360,163	Entercom Communication Corp., Term Loan—Institutional, 5.00%, 11/23/2018	1,375,805
1,713,763	Hubbard Radio, Term Loan—Institutional, 4.50%, 4/28/2017	1,722,332
1,473,844	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 4.25%, 4/2/2018	1,478,818
58,112	Lamar Media Corp., Term Loan—Institutional, 4.00%, 12/31/2016	58,451
995,000	NEP Broadcasting LLC, Term Loan—Institutional, 4.75%, 1/22/2020	1,002,050
1,453,953	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 2.94%, 5/1/2016	1,460,772
1,990,000	SGS International, Inc., Term Loan—Institutional, 5.00%, 10/17/2019	1,997,472
1,401,408	SymphonyIRI Group, Inc., Term Loan—Institutional, 4.50%, 12/1/2017	1,402,291
1,000,000	TWCC Holding Corp., Term Loan—Institutional, 3.50%, 2/13/2017	1,003,390
1,000,000	TWCC Holding Corp., Term Loan—Institutional, 7.00%, 12/4/2020	1,010,000
	TOTAL	22,028,730
	Packaging & Containers—2.9%
1,492,042	Berry Plastics Group, Inc., Term Loan—Institutional, 2.20%, 4/3/2015	1,492,557
997,500	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	988,368
2,985,000	Bway Holding Co., Term Loan—Institutional, 4.50%, 8/6/2017	3,005,522
1,985,000	Reynolds Group, Term Loan—Institutional, 4.75%, 9/28/2018	1,993,476
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Packaging & Containers—continued
$491,250	Sealed Air Corp., Term Loan—Institutional, 4.00%, 10/3/2018	$496,165
	TOTAL	7,976,088
	Restaurants—2.8%
1,255,696	DineEquity, Inc., Term Loan—Institutional, 3.75%, 10/19/2017	1,260,624
1,907,542	Dunkin' Brands, Inc., Term Loan—Institutional, 3.75%, 2/14/2020	1,905,587
1,481,667	NPC International, Inc., Term Loan—Institutional, 4.50%, 12/28/2018	1,490,313
487,500	OSI Restaurant Partners, Inc., Term Loan—Institutional, 3.50%, 10/26/2019	486,710
1,500,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.50%, 4/29/2020	1,498,125
1,024,976	Wendy's International, Inc., Term Loan—Institutional, 3.25%, 5/15/2019	1,024,064
	TOTAL	7,665,423
	Retailers—8.3%
2,975,063	Academy Sports, Term Loan—Institutional, 4.50%, 8/3/2018	2,991,336
1,000,000	Gymboree Corp., Term Loan—Institutional, 5.00%, 2/23/2018	965,935
1,491,120	J Crew Group, Term Loan—Institutional, 4.00%, 3/7/2018	1,486,460
4,000,000	JC Penney Corp., Inc., Term Loan—Institutional, 6.00%, 5/22/2018	4,012,840
1,995,000	Jo-Ann Stores, Inc., Term Loan—Institutional, 4.00%, 3/18/2018	1,993,135
2,000,000	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	1,997,710
3,500,000	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.00%, 5/16/2018	3,494,348
2,990,000	Party City Holdings, Inc., Term Loan—Institutional, 4.25%, 7/27/2019	2,975,678
1,462,500	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.00%, 11/24/2017	1,464,335
1,353,879	The Yankee Candle Co., Inc., Term Loan—Institutional, 5.25%, 4/2/2019	1,357,440
	TOTAL	22,739,217
	Services—1.4%
995,000	Garda Security Group, Inc., Term Loan—Institutional, 4.50%, 11/13/2019	1,005,363
1,440,205	KAR Auction Services, Inc., Term Loan—Institutional, 3.75%, 5/19/2017	1,453,829
1,483,767	Monitronics International, Inc., Term Loan—Institutional, 4.25%, 3/23/2018	1,489,331
	TOTAL	3,948,523
	Technology—16.6%
1,990,000	Alcatel-Lucent USA, Inc., Term Loan—Institutional, 7.25%, 1/30/2019	2,012,805
1,988,463	Avaya, Inc., Term Loan—Institutional, 8.00%, 3/31/2018	1,869,692
1,477,771	Blackboard, Inc., Term Loan—Institutional, 6.25%, 10/4/2018	1,495,017
1,995,000	CDW LLC, Term Loan—Institutional, 3.50%, 4/29/2020	1,971,000
977,500	CommScope, Inc., Term Loan—Institutional, 3.75%, 1/14/2018	981,371
3,000,000	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	2,958,750
2,954,398	DataTel, Inc., Term Loan—Institutional, 4.50%, 7/19/2018	2,965,477
1,960,150	Eagle Parent, Inc., Term Loan—Institutional, 4.50%, 5/16/2018	1,967,501
498,750	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	497,067
2,712,851	First Data Corp., Term Loan—Institutional, 4.193%, 3/24/2017	2,656,057
1,995,000	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 3/1/2020	1,983,599
1,492,500	Hyland Software, Inc., Term Loan—Institutional, 5.50%, 10/25/2019	1,500,425
1,411,209	Interactive Data Corp., Term Loan—Institutional, 3.75%, 2/11/2018	1,406,503
1,000,000	Ion Trading Technologies Ltd., Term Loan—Institutional, 4.50%, 5/22/2020	997,080
1,000,000	Ion Trading Technologies Ltd., Term Loan—Institutional, 8.25%, 5/22/2021	1,001,250
1,492,500	Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	1,499,589
1,805,986	Lawson Software, Inc., Term Loan, 5.25%, 4/5/2018	1,815,016
1,985,000	Misys PLC, Term Loan—Institutional, 7.25%, 12/12/2018	2,007,331
1,913,055	Mmodal, Inc., Term Loan—Institutional, 7.50%, 8/17/2019	1,868,825
1,481,240	Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,484,943
995,000	RP Crown Parent LLC, Term Loan—Institutional, 6.75%, 12/21/2018	1,001,219
Annual Shareholder Report

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Technology—continued
$1,500,000		SERENA Software, Inc., Term Loan—Institutional, 5.00%, 3/10/2016	$1,492,500
493,080		SkillSoft Corp., Term Loan—Institutional, 5.00%, 5/26/2017	496,983
975,761		Spansion, Inc., Term Loan—Institutional, 5.25%, 12/13/2018	982,167
1,500,000		Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	1,497,187
990,000		Syniverse Holdings, Inc., Term Loan—Institutional, 5.00%, 4/23/2019	989,386
966,974		Trans Union LLC, Term Loan—Institutional, 4.25%, 2/10/2019	973,501
1,500,000		Websense, Inc., Term Loan—Institutional, 11.25%, 12/21/2020	1,501,875
1,500,000		Websense, Inc., Term Loan—Institutional, 4.50%, 6/21/2020	1,500,945
		TOTAL	45,375,061
		Transportation—0.7%
1,961,287		Hertz Corp., Term Loan—Institutional, 3.00%, 3/11/2018	1,952,304
		Utility - Natural Gas—0.4%
1,125,000		Energy Transfer Equity LP, Term Loan—Institutional, 3.75%, 3/26/2017	1,130,276
		Wireline Communications—1.3%
1,500,000		Level 3 Financing, Inc., Term Loan—Institutional, 4.75%, 8/1/2019	1,503,277
995,000		Windstream Corp., Term Loan—Institutional, 3.50%, 1/23/2020	997,955
990,000		Windstream Corp., Term Loan—Institutional, 4.00%, 8/8/2019	995,178
		TOTAL	3,496,410
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $265,903,828)	266,097,706
		MUTUAL FUND—8.4%
22,935,413	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	22,935,413
		TOTAL INVESTMENTS—105.9% (IDENTIFIED COST $288,839,241)[3]	289,033,119
		OTHER ASSETS AND LIABILITIES - NET—(5.9)%[4]	(16,201,457)
		TOTAL NET ASSETS—100%	$272,831,662
1	Affiliated holding.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $288,753,731.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$266,097,706	$—	$266,097,706
Mutual Fund	22,935,413	—	—	22,935,413
TOTAL SECURITIES	$22,935,413	$266,097,706	$—	$289,033,119
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,		Period Ended 6/30/2011[1]
	2013	2012
Net Asset Value, Beginning of Period	$10.06	$10.09	$10.00
Income From Investment Operations:
Net investment income	0.48	0.51[2]	0.32
Net realized and unrealized gain (loss) on investments	0.11	(0.00)[3]	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.59	0.51	0.41
Less Distributions:
Distributions from net investment income	(0.47)	(0.49)	(0.32)
Distributions from net realized gain on investments	—	(0.05)	—
TOTAL DISTRIBUTIONS	(0.47)	(0.54)	(0.32)
Net Asset Value, End of Period	$10.18	$10.06	$10.09
Total Return[4]	5.99%	5.16%	4.12%
Ratios to Average Net Assets:
Net expenses	0.15%	0.15%	0.15%[5]
Net investment income	4.63%	5.11%	4.50%[5]
Expense waiver/reimbursement[6]	0.03%	0.18%	0.22%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$272,832	$153,500	$126,674
Portfolio turnover	57%	41%	52%
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2013
Assets:
Total investment in securities, at value including $22,935,413 of investment in an affiliated holding (Note 5) (identified cost $288,839,241)		$289,033,119
Cash		830,616
Income receivable		1,005,117
Receivable for investments sold		1,153,761
Receivable for shares sold		8,500,000
TOTAL ASSETS		300,522,613
Liabilities:
Payable for investments purchased	$27,226,875
Income distribution payable	386,845
Payable to adviser (Note 5)	1,096
Accrued expenses (Note 5)	76,135
TOTAL LIABILITIES		27,690,951
Net assets for 26,789,495 shares outstanding		$272,831,662
Net Assets Consist of:
Paid-in capital		$271,557,063
Net unrealized appreciation of investments		193,878
Accumulated net realized gain on investments		899,023
Undistributed net investment income		181,698
TOTAL NET ASSETS		$272,831,662
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$272,831,662 ÷ 26,789,495 shares outstanding, no par value, unlimited shares authorized		$10.18
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2013
Investment Income:
Interest			$9,343,754
Dividends received from an affiliated holding (Note 5)			19,692
TOTAL INCOME			9,363,446
Expenses:
Administrative fee (Note 5)		$25,480
Custodian fees		26,861
Transfer agent fee		16,006
Directors'/Trustees' fees (Note 5)		2,037
Auditing fees		30,700
Legal fees		7,648
Portfolio accounting fees		246,021
Printing and postage		8,333
Insurance premiums (Note 5)		4,224
Miscellaneous (Note 5)		326
TOTAL EXPENSES		367,636
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(25,480)
Reimbursement of other operating expenses	(38,948)
TOTAL WAIVER AND REIMBURSEMENT		(64,428)
Net expenses			303,208
Net investment income			9,060,238
Realized and Unrealized Gain on Investments:
Net realized gain on investments			947,410
Net change in unrealized depreciation of investments			468,118
Net realized and unrealized gain on investments			1,415,528
Change in net assets resulting from operations			$10,475,766
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended June 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,060,238	$6,470,477
Net realized gain (loss) on investments	947,410	(343,382)
Net change in unrealized appreciation/depreciation of investments	468,118	(314,486)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,475,766	5,812,609
Distributions to Shareholders:
Distributions from net investment income	(9,023,611)	(6,184,502)
Distributions from net realized gain on investments	—	(554,373)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,023,611)	(6,738,875)
Share Transactions:
Proceeds from sale of shares	156,467,750	49,733,250
Net asset value of shares issued to shareholders in payment of distributions declared	5,231,126	4,687,865
Cost of shares redeemed	(43,819,790)	(26,668,450)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	117,879,086	27,752,665
Change in net assets	119,331,241	26,826,399
Net Assets:
Beginning of period	153,500,421	126,674,022
End of period (including undistributed net investment income of $181,698 and $12,319, respectively)	$272,831,662	$153,500,421
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
June 30, 2013
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities, floating rate loans and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2011 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended June 30	2013	2012
Shares sold	15,296,217	4,932,959
Shares issued to shareholders in payment of distributions declared	511,786	470,117
Shares redeemed	(4,278,904)	(2,692,630)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	11,529,099	2,710,446
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for prepayment fees and discount accretion/premium amortization on debt securities.
For the year ended June 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$132,752	$(132,752)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$9,023,611	$6,701,410
Long-term capital gains	$—	$37,465
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$388,077
Undistributed long-term capital gains	$607,134
Net unrealized appreciation	$279,388
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
At June 30, 2013, the cost of investments for federal tax purposes was $288,753,731. The net unrealized appreciation of investments for federal tax purposes was $279,388. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,353,546 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,074,158.
The Fund used capital loss carryforwards of $102,587 to offset capital gains realized during the year ended June 30, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion For the year ended June 30, 2013, the Adviser voluntarily reimbursed $38,948 of other operating expenses.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended June 30, 2013, FAS waived its entire fee of $25,480.
Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended June 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2012	4,591,038
Purchases/Additions	196,119,445
Sales/Reductions	(177,775,070)
Balance of Shares Held 6/30/2013	22,935,413
Value	$22,935,413
Dividend Income	$19,692
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended June 30, 2013, were as follows:
Purchases	$221,610,868
Sales	$110,735,614
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2013, there were no outstanding loans. During the year ended June 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2013, there were no outstanding loans. During the year ended June 30, 2013, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF FEDERATED CORE TRUSt and shareholders of Federated Bank loan Core fund:
We have audited the accompanying statement of assets and liabilities of Federated Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of June 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bank Loan Core Fund, a portfolio of Federated Core Trust, at June 30, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
August 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$1,017.90	$0.75
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.05	$0.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year-period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1996	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1996	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
B. Anthony Delserone, Jr. Birth Date: July 2, 1960 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: inception	Principal Occupations: B. Anthony Delserone, Jr., has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust with respect to the Fund. Mr. Delserone joined Federated in 1998 and has been a Senior Portfolio Manager since 2002. In 1999, Mr. Delserone was a Portfolio Manager and a Vice President of the Fund's Adviser. From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and Mary in Virginia and an M.B.A. in Finance from the Sellinger School of Business, Loyola College of Maryland.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: inception	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust with respect to the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Bank Loan Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Annual Shareholder Report

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the period covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Bank Loan Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450825 (8/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $114,350

Fiscal year ended 2012 - $132,350

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $145

Fiscal year ended 2012 - $0

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $4,776 respectively. Fiscal year ended 2012- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $130,854

Fiscal year ended 2012 - $340,508

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, President - Principal Executive Officer

Date August 26, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 26, 2013